S000016937 [Member] Investment Strategy - ClearBridge Variable Mid Cap Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities, or other investments with similar economic characteristics, of medium capitalization companies. Medium capitalization companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as determined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of medium capitalization companies for purposes of the fund’s 80% investment policy.
The fund may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies.
The fund may invest up to 25% of its net assets (at the time of investment) in foreign securities.